Redeemable Noncontrolling Interests in Operating Partnership (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Common unit limited partnership interest redemption for common stock (in shares)					1		1
Other than options (in shares)		50,000
Redeemable noncontrolling interests (in thousands)			$ 30,332		$ 30,332		$ 69,870	$ 80,743
Cumulative adjustments to redeemable noncontrolling interests			(31,120)	$ 24,461	(12,074)	$ 1,701	$ (9,445)	8,171	$ (10,010)
Ownership percentage of operating partnership							15.00%
Allocated net (income) loss to the redeemable noncontrolling interests			37,350	5,084	55,021	13,663	$ 28,932	29,313	21,642
Distributions declared to holders of common units, LTIP units and Performance LTIP units			0	1,317	0	3,940	6,572	8,789	$ 10,007
Performance LTIP dividend claw back upon cancellation			$ (227)		(605)
Partnership Interest
Noncontrolling Interest [Line Items]
Cumulative adjustments to redeemable noncontrolling interests					$ 162,020		$ 155,536	$ 146,091
Ownership percentage of operating partnership							15.92%	14.64%
Ashford Trust OP | Partnership Interest
Noncontrolling Interest [Line Items]
Ownership percentage of operating partnership			14.79%		14.79%		15.92%
LTIP and Performance LTIP
Noncontrolling Interest [Line Items]
Units outstanding (in shares)			1,200,000		1,200,000		1,200,000
Units which have not reached full economic parity with common units (in shares)					171,000		77,000
Long Term Incentive Plan
Noncontrolling Interest [Line Items]
Vesting period		3 years
Common partnership unit per converted LTIP unit (in shares)					1		1
Shares granted (in shares)		28,000
Fair value of options		$ 372
Long Term Incentive Plan | Minimum
Noncontrolling Interest [Line Items]
Vesting period					3 years		3 years
Long Term Incentive Plan | Maximum
Noncontrolling Interest [Line Items]
Vesting period					5 years		5 years
Long Term Incentive Plan | Director | May 2020 Grant 1
Noncontrolling Interest [Line Items]
Other than options (in shares)	70,000
Fair value of options	$ 422
Long Term Incentive Plan | Director | May 2020 Grant 2
Noncontrolling Interest [Line Items]
Other than options (in shares)	16,000
Fair value of options	$ 107
Performance Long Term Incentive Plan Units
Noncontrolling Interest [Line Items]
Vesting period		3 years
Other than options (in shares)			130,000		130,000		1,880,000
Fair value of options		$ 200
Units canceled (in shares)					109,000
Units which have not reached full economic parity with common units (in shares)					50,000		0
Performance LTIP dividend claw back upon cancellation			$ 0	$ 0	$ (1,401)	$ 0
Performance Long Term Incentive Plan Units | Minimum
Noncontrolling Interest [Line Items]
Performance adjustment			0.00%		0.00%		0.00%
Performance Long Term Incentive Plan Units | Maximum
Noncontrolling Interest [Line Items]
Performance adjustment			200.00%		200.00%		200.00%
Units canceled (in shares)								74,000
Operating Partnership Units
Noncontrolling Interest [Line Items]
Common units converted to stock (in shares)			0	0	196,000	0
Fair value of common units converted			$ 0	$ 0	$ 959	$ 0